Related Party Disclosures - Transactions with TMC (Details) - TMC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Disclosures
Related party expense for reimbursement of certain expenses incurred on the behalf of the Company	$ 15	$ 26
Return of capital distribution	$ 4,100